Offerings	Aug. 01, 2025 USD ($)
Offering: 1
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Depositary Units
Fee Rate	0.01531%
Offering: 2
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Preferred Units
Fee Rate	0.01531%
Offering: 3
Offering:
Rule 457(o)	true
Security Type	Debt
Security Class Title	Debt Securities
Fee Rate	0.01531%
Offering: 4
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Guarantees of Debt Securities
Fee Rate	0.01531%
Offering: 5
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Warrants
Fee Rate	0.01531%
Offering: 6
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Rights
Fee Rate	0.01531%
Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 1,200,000,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 183,720.00
Offering Note	Note 1.a Estimated solely for the purpose of calculating the registration fee for the primary offering pursuant to Rule 457(o) under the Securities Act of 1933. Pursuant to Rule 457(o) and General Instruction II.D of Form S 3, which permits the registration fee to be calculated on the basis of the maximum offering price of all the securities listed for the offering, the table does not specify by each class information as to the amount to be registered or proposed maximum offering price per unit. Note 1.b Any series of debt securities issued by Icahn Enterprises Finance Corp. will be guaranteed by Icahn Enterprises L.P. Pursuant to Rule 457(n), no separate fee is payable with respect to the guarantees of the debt securities being registered. Note 1.c The securities registered consist of $1,200,000,000 of an indeterminate number or amount of Depository Units, Preferred Units, Debt Securities, Guarantees of Debt Securities, Warrants and Rights, as may be issued from time to time at indeterminate prices. In no event will the aggregate initial offering price of all securities issued from time to time pursuant to this registration statement exceed $1,200,000,000 or the equivalent thereof in foreign currencies, foreign currency units or composite currencies. This registration statement also covers an indeterminate amount of securities registered hereunder and listed in the "Newly Registered and Carry Forward Securities" table above as may be issued in exchange for, or upon conversion or exercise of, as the case may be, the securities registered hereunder and listed in the "Newly Registered and Carry Forward Securities" table above.